Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill.
Goodwill and Other Intangible Assets, Net

4.  Goodwill and Other Intangible Assets, Net

The components of intangible assets as of December 31, 2020 and 2019 are as follows:

	Thousands of Yen
	2020	2019
Intangible assets subject to amortization:
Software for internal use	¥84,152	¥54,710
Reacquired franchise rights	17,973	9,802
Other	750	10,750
Total	102,875	75,262
Accumulated amortization	(44,330)	(36,694)
Net carrying amount	58,545	38,568

Intangible assets not subject to amortization:
Trademark	38,922	38,922
Goodwill	150,720	78,282
Telephone rights	148	148
Total	189,790	117,352
Total intangible assets	¥248,335	¥155,920

The aggregate amortization expense was ¥20,599 thousand and ¥16,617 thousand for the years ended December 31, 2020 and 2019, respectively.

The estimated aggregate amortization expense for other intangible assets for the next five years and thereafter is as follows:

Thousands of Yen
Year ending December 31:
2021	¥24,019
2022	17,857
2023	9,540
2024	6,034
2025	957
Thereafter	138
Total	¥58,545

The following table shows changes in carrying amount of goodwill for the years ended December 31, 2020 and 2019:

Thousands of Yen
Balance at December 31, 2018
Goodwill	¥63,955

Acquisitions of relaxation salons*	22,156
Sales of directly-operated salons to franchisees, and disposal of relaxation salon	(7,829)

Balance at December 31, 2019
Goodwill	78,282

Acquisitions of relaxation salons*	72,438

Balance at December 31, 2020
Goodwill	¥150,720
*	Acquisitions for the years ended December 31, 2020 and 2019 relate to relaxation salon acquisitions in the relaxation salon segment. Refer to Note 2.

No impairment losses were recognized for the years ended December 31, 2020 and 2019.

The Company performed a qualitative assessment for its annual goodwill impairment test on December 31, 2020. Based on the results of the qualitative assessment, a step one test was not considered necessary.

Goodwill

3. Goodwill

The following table shows changes in carrying amount of goodwill for the six months ended June 30, 2021:

Thousands of Yen
Balance at December 31, 2020	¥150,720

Acquisition of SAWAN's shares	218,138
Acquisitions of relaxation salons	166,388

Balance at June 30, 2021	¥535,246

The Company concluded that there were no triggering events requiring an impairment assessment. The Company continues to evaluate the impact of macroeconomic conditions including, but not limited to, the impact of the COVID-19 pandemic.